Income Tax - Summary of Tax Loss Carryforwards (Detail) - Argentina [member] $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 6,484
2018 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2013
Date of expiration	2018
Jurisdiction	Argentina
Amount	$ 65
2019 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2014
Date of expiration	2019
Jurisdiction	Argentina
Amount	$ 306
2020 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2015
Date of expiration	2020
Jurisdiction	Argentina
Amount	$ 2,698
2021 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2016
Date of expiration	2021
Jurisdiction	Argentina
Amount	$ 782
2022 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2017
Date of expiration	2022
Jurisdiction	Argentina
Amount	$ 2,633